United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: September 30, 2012

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		J. Russell King
Title:		President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
J. Russell King			Livonia, Michigan	October 11, 2012

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		57

Form 13F Information Table Value Total:		$102,742,306.22





                                Class	        	Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                     Title	Symbol 		X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE
Berkshire Hathaway Cl B              	COM	BRKB     15210	172445	0	0	SOLE	0	172445	0	0
Gannett Co.                          	COM	GCI      4695	264500	0	0	SOLE	0	264500	0	0
Ford Motor Company                   	COM	F        4675	474145	0	0	SOLE	0	474145	0	0
Redwood Trust, Inc                   	COM	RWT      4590	317400	0	0	SOLE	0	317400	0	0
Chicos Fas Inc                       	COM	CHS      4104	226600	0	0	SOLE	0	226600	0	0
Pfizer Incorporated                  	COM	PFE      4029	162121	0	0	SOLE	0	162121	0	0
Partnerre Ltd                        	COM	PRE      3885	52297	0	0	SOLE	0	52297	0	0
Intl Business Machines Corp.         	COM	IBM      3307	15940	0	0	SOLE	0	15940	0	0
Intel Corp                           	COM	INTC     3301	145725	0	0	SOLE	0	145725	0	0
Microsoft Corp                       	COM	MSFT     3287	110446	0	0	SOLE	0	110446	0	0
Home Depot Inc                       	COM	HD       3223	53381	0	0	SOLE	0	53381	0	0
Vodafone Group New Adr               	COM	VOD      3210	112636	0	0	SOLE	0	112636	0	0
Marathon Oil Corporation             	COM	MRO      2963	100215	0	0	SOLE	0	100215	0	0
Whirlpool Corp                       	COM	WHR      2815	33950	0	0	SOLE	0	33950	0	0
Marathon Pete Corp                   	COM	MPC      2730	50005	0	0	SOLE	0	50005	0	0
Southwest Airlines Co                	COM	LUV      2695	307274	0	0	SOLE	0	307274	0	0
Telefonica Spon ADR                  	COM	TEF      2529	190434	0	0	SOLE	0	190434	0	0
Auto Data Processing                 	COM	ADP      2446	41701	0	0	SOLE	0	41701	0	0
General Electric Company             	COM	GE       2370	104370	0	0	SOLE	0	104370	0	0
Merck & Co Inc New                   	COM	MRK      2320	51450	0	0	SOLE	0	51450	0	0
Proshs Ultrashort Lehman             	COM	TBT      2278	146100	0	0	SOLE	0	146100	0	0
Sprint Nextel Corporation            	COM	S        2077	376200	0	0	SOLE	0	376200	0	0
Sanofi Aventis Adr                   	COM	SNY      1916	44490	0	0	SOLE	0	44490	0	0
U S G Corporation New                	COM	USG      1837	83700	0	0	SOLE	0	83700	0	0
A T & T Inc. New                     	COM	T        1803	47823	0	0	SOLE	0	47823	0	0
Johnson & Johnson                    	COM	JNJ      1738	25220	0	0	SOLE	0	25220	0	0
Dell, Inc.                           	COM	DELL     1576	159900	0	0	SOLE	0	159900	0	0
J P Morgan Chase & Co.               	COM	JPM      1504	37146	0	0	SOLE	0	37146	0	0
Bp P.L.C.                            	COM	BP       1466	34616	0	0	SOLE	0	34616	0	0
Unumprovident Corp                   	COM	UNM      1439	74850	0	0	SOLE	0	74850	0	0
Morgan Stanley                       	COM	MS       1015	60604	0	0	SOLE	0	60604	0	0
Exxon Mobil Corporation              	COM	XOM      897	9804	0	0	SOLE	0	9804	0	0
Hewlett-Packard Company              	COM	HPQ      561	32912	0	0	SOLE	0	32912	0	0
Cemex Sa Adr New                     	COM	CX       556	66723	0	0	SOLE	0	66723	0	0
Philip Morris Intl Inc               	COM	PM       532	5916	0	0	SOLE	0	5916	0	0
Omnicom Group Inc                    	COM	OMC      505	9800	0	0	SOLE	0	9800	0	0
Proshares Tr Ultra Finl              	COM	UYG      500	8040	0	0	SOLE	0	8040	0	0
Staples Inc                          	COM	SPLS     479	41600	0	0	SOLE	0	41600	0	0
Apache Corp                          	COM	APA      431	4988	0	0	SOLE	0	4988	0	0
Vanguard Emerging Market             	COM	VWO      287	6890	0	0	SOLE	0	6890	0	0
Quantum Cp Dlt & Storag              	COM	QTM      270	167600	0	0	SOLE	0	167600	0	0
Wells Fargo & Co New                 	COM	WFC      236	6843	0	0	SOLE	0	6843	0	0
Vanguard Variable Ann.               	COM	VVAMM.1  222	2	0	0	SOLE	0	2	0	0
Potash Corp Sask Inc                 	COM	POT      220	5075	0	0	SOLE	0	5075	0	0
Cereplast Inc New                    	COM	CERP     8	30000	0	0	SOLE	0	30000	0	0
Hyperdynamics Corp                   	COM	HDY      10000	0	0	SOLE	0	10000	0	0
Tuffnell Ltd                         	COM	TUFF     0	30000	0	0	SOLE	0	30000	0	0
Winning Brands Corp                  	COM	WNBD     0	25000	0	0	SOLE	0	25000	0	0
Black Sea Minerals Inc               	COM	91939108 0	10000	0	0	SOLE	1	10000	0	0
North Star & Zale Inc                	COM	6625549970	20000	0	0	SOLE	2	20000	0	0
North Star Strtgc Minerl             	COM	6625869990	100000	0	0	SOLE	3	100000	0	0


